ACTIVA MUTUAL FUND TRUST
                           2905 Lucerne SE, Suite 200
                           Grand Rapids Michigan 49546
                                 1-800-346-2670


April 27, 2006

Securities & Exchange Commission
450 Fifth Street NW
Washington DC 20549


RE:  Activa Mutual Fund Trust
     File Nos. 002-39663 and 811-02168


Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced Trust does not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

/s/ Allan D. Engel

Allan D. Engel
President